RECEIVABLE FROM SALE OF SHARES (Details)				12 Months Ended
	Oct. 05, 2023 USD ($)	Oct. 05, 2023 HKD ($)	Sep. 20, 2023 $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares
RECEIVABLE FROM SALE OF SHARES
Number of shares issued to shareholder | shares			760,000		760,000
Price per share | $ / shares			$ 2.5		$ 2.5
Payments to third party on behalf of entity	$ 1,900,000	$ 15,000,000
Software development training period	4 months	4 months
R&D expense				$ 2,000,000
Receivable from sale of shares					$ 1,900,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]				Related Party [Member]	Related Party [Member]